OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45.00%	73.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	55.00%	24.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.00%	3.00%